EMPLOYEE BENEFIT PLANS (Changes in Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Other Costs	$ (4,881)	$ 0
Change in benefit obligation:
Benefit obligation at beginning of year	135,508	100,011
Service cost	40,572	36,359	$ 24,298
Interest cost	4,336	3,096	2,974
Plan amendments	462	0
Benefit payments	(4,034)	(3,449)
Actuarial loss (gain)	13,268	(509)
Projected benefit obligation at end of year	185,231	135,508	100,011
Change in plan assets:
Fair value of plan assets at beginning of year	75,367	57,502
Actual return on plan assets	14,019	3,995
Benefits paid	(4,034)	(3,449)
Employer contributions	41,181	17,319
Fair value of plan assets at end of year	121,652	75,367	57,502
Reconciliation of funded status:
Fair value of plan assets at end of year	75,367	57,502	57,502	$ 121,652	$ 75,367
Less benefit obligation at end of year	135,508	100,011	100,011	185,231	135,508
Funded status at end of year				(63,579)	(60,141)
Defined Benefit Plan, Settlements, Benefit Obligation	(4,881)	0
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Other Costs	0	0
Change in benefit obligation:
Benefit obligation at beginning of year	22,740	17,729
Service cost	1,263	1,047	967
Interest cost	688	528	558
Plan amendments	0	2,524
Benefit payments	(693)	(575)
Actuarial loss (gain)	(2,471)	1,487
Projected benefit obligation at end of year	21,527	22,740	17,729
Change in plan assets:
Fair value of plan assets at beginning of year	0
Actual return on plan assets	0	0
Benefits paid	(693)	(575)
Employer contributions	693	575
Fair value of plan assets at end of year	0	0
Reconciliation of funded status:
Fair value of plan assets at end of year	0			0	0
Less benefit obligation at end of year	22,740	17,729	$ 17,729	21,527	22,740
Funded status at end of year				$ (21,527)	$ (22,740)
Defined Benefit Plan, Settlements, Benefit Obligation	$ 0	$ 0